INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Federal [Abstract]
Current	$ 524,000	$ 1,085,000
Tax benefit arising from stock compensation	0	3,000
Deferred	1,194,000	(77,000)
Total Federal income tax component	1,718,000	1,011,000
Sate and local-current	7,000	8,000
Income tax provision	1,725,000	1,019,000
Effective income tax rate reconciliation [Abstract]
Statutory federal income tax (in hundredths)	34.00%	34.00%
(Decrease) increase resulting from Tax-exempt income (in hundredths)	(10.30%)	(14.00%)
State tax, net of federal benefit (in hundredths)	0.10%	0.10%
Other (in hundredths)	0.50%	0.40%
Effective income tax rate (in hundredths)	24.30%	20.50%
Deferred tax assets [Abstract]
Deferred compensation	138,000	137,000
Allowance for loan losses, net	2,353,000	2,754,000
Stock compensation	78,000	106,000
Adjustment to record funded status of pension plan	1,462,000	1,497,000
Non accrual interest	333,000	336,000
Adjustment for real estate acquired thru foreclosure	20,000	182,000
Other	5,000	34,000
Total deferred tax assets	4,389,000	5,046,000
Deferred tax liabilities [Abstract]
Accrued pension expense	1,704,000	1,444,000
Unrealized gain on securities available for sale	1,960,000	1,880,000
Prepaid expenses	151,000	180,000
Deferred loan costs	1,172,000	831,000
Amortization of goodwill	1,470,000	1,470,000
Other	296,000	296,000
Total deferred tax liabilities	6,753,000	6,101,000
Net deferred tax liability	(2,364,000)	(1,055,000)
Non recapture of bad debt deductions	5,700,000
Amount of unrecognized deferred tax liability	$ 1,900,000